TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2024
TRADE AND OTHER PAYABLES
TRADE AND OTHER PAYABLES

32.TRADE AND OTHER PAYABLES

in € thousand	12/31/2024	12/31/2023
Trade payables	15,528	13,946
Liabilities to affiliated companies	12,294	11,896
Liabilities to associated companies	357	56
Total trade and other payables	28,179	25,899